Fair Value Measurements: (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 271,436	$ 673,238
Marketable securities fair value level three	47,006	50,211
Marketable securities fair value total	318,442	723,449
Convertible notes fair value level two	21,773,229	18,973,603
Convertible notes fair value total	$ 21,773,229	$ 18,973,603